Common shares - Summary of restricted stock awards (Details)			1 Months Ended							12 Months Ended
	Jul. 31, 2019 USD ($) shares	Jun. 30, 2019 USD ($) shares	Dec. 31, 2020 USD ($) shares $ / shares	Sep. 30, 2020 USD ($) shares	Jan. 31, 2020 USD ($) shares	Dec. 31, 2018 USD ($) shares $ / shares	Sep. 30, 2018 USD ($) shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2017	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares	Jul. 30, 2019 $ / shares	Feb. 28, 2019 $ / shares	Jun. 30, 2018 $ / shares	Feb. 28, 2018 $ / shares	Oct. 31, 2017 $ / shares
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Purchase of treasury shares										$ 13,115,000	$ 1,000	$ 23,240,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.01							$ 0.01
Common stock [Member]
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Common stock, par value (in dollars per share) | $ / shares			$ 0.01			$ 0.01				$ 0.01		$ 0.01
Restricted Stock [Member]
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Number of shares, outstanding and non-vested (in shares) | shares					3,561,742					3,561,742	3,359,887
Number of shares, granted (in shares) | shares										925,080	510,420
Number of shares, vested (in shares) | shares										(678,649)	(306,065)
Number of shares, forfeited (in shares) | shares										(1,400)	(2,500)
Number of shares, outstanding and non-vested (in shares) | shares						3,359,887					3,561,742	3,359,887
Weighted average grant date fair value, outstanding and non-vested (in USD per share)					$ 26.45					$ 26.45	$ 30.05
Weighted average grant date fair value, granted (in USD per share)										24.16	26.57
Weighted average grant date fair value, vested (in USD per share)										36.01	65.96
Weighted average grant date fair value, forfeited (in USD per share)										26.64	46.41
Weighted average grant date fair value, outstanding and non-vested (in USD per share)			$ 24.19			$ 30.05				$ 24.19	$ 26.45	$ 30.05
2013 Equity Incentive Plan [Member] | Common stock [Member]
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Common stock, par value (in dollars per share) | $ / shares						$ 0.01					$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
2013 Equity Incentive Plan [Member] | Employees [Member] | Restricted Stock [Member]
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Number of shares, granted (in shares) | shares	230,170	112,750		220,500	469,680	1,103,248	198,141	500,245
Weighted average grant date fair value, granted (in USD per share)				$ 11.15	$ 36.73
2013 Equity Incentive Plan [Member] | SSH Employees [Member] | Restricted Stock [Member]
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Number of shares, granted (in shares) | shares		107,500		141,900
Weighted average grant date fair value, granted (in USD per share)			$ 3,000	$ 11.15
2013 Equity Incentive Plan [Member] | Employees and Directors [Member] | Restricted Stock [Member]
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Weighted average grant date fair value, granted (in USD per share)	$ 26.23	$ 24.93				$ 19.55	$ 19.75	$ 22.15
2013 Equity Incentive Plan [Member] | Directors [Member] | Restricted Stock [Member]
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Number of shares, granted (in shares) | shares			90,000			60,000	12,000	12,000		60,000
Weighted average grant date fair value, granted (in USD per share)										$ 33.90
Share-Based Compensation Award, Tranche One1 [Member] | 2013 Equity Incentive Plan [Member] | SSH Employees [Member] | Restricted Stock [Member]
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Rights Percentage1						33.00%	33.00%		33.00%
Share-Based Compensation Award, Tranche One1 [Member] | 2013 Equity Incentive Plan [Member] | Directors [Member] | Restricted Stock [Member]
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Rights Percentage1						33.00%	33.00%	33.00%	33.00%	33.00%
Share-Based Compensation Award, Tranche Two1 [Member] | 2013 Equity Incentive Plan [Member] | SSH Employees [Member] | Restricted Stock [Member]
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Rights Percentage1						33.00%	33.00%		33.00%
Share-Based Compensation Award, Tranche Two1 [Member] | 2013 Equity Incentive Plan [Member] | Directors [Member] | Restricted Stock [Member]
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Rights Percentage1						33.00%	33.00%	33.00%	33.00%	33.00%
Share-Based Compensation Award, Tranche Three1 [Member] | 2013 Equity Incentive Plan [Member] | SSH Employees [Member] | Restricted Stock [Member]
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Rights Percentage1						33.00%	33.00%		33.00%
Share-Based Compensation Award, Tranche Three1 [Member] | 2013 Equity Incentive Plan [Member] | Directors [Member] | Restricted Stock [Member]
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Share-Based Compensation Arrangement By Share-Based Payment Award, Award Vesting Rights Percentage1						33.00%	33.00%	33.00%	33.00%	33.00%